Business Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of revenue	10.00%
Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk to affiliates of parent company	83.00%